SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 4,476,478	$ 9,229,845	$ 10,269,148	$ 14,941,775
Accounts receivable		62,842
Accounts payable and accrued liabilities	(1,353,208)	(3,362,430)
Covid-19 government support loans	(29,428)	(29,520)
Contract liabilities	$ (105,263)	$ (274,192)